Expense Example - VIPSectorFunds-InvestorComboPRO - VIPSectorFunds-InvestorComboPRO - VIP Materials Portfolio - VIP Materials Portfolio - Investor Class	Apr. 30, 2025 USD ($)
Expense Example:
1 year	$ 77
3 years	240
5 years	417
10 years	$ 930